9. Subscription Receivable (June 2018 Note)	6 Months Ended
Jun. 30, 2018
Equity [Abstract]
Subscription Receivable	Note 9 – Subscription Receivable As of June 30, 2018, the Company issued 3,581,328 shares through private placement with subscription receivable amounting to $6,267,360 or $1.75 per share.